Related Party Transactions - Common Shares Held by Supervisory Board members (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	36,760	38,210
Ben J. Noteboom [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	23,500	23,500
Ben Van Der Veer [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members		1,450
Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	13,260	13,260